Equity Incentive Plan and Stock-Based Compensation - Summary of Fair Value of Employee Stock Option Grants with Both Time-Based and Performance-Based Vesting Provisions and Stock Purchase Rights (Details) - $ / shares
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Time-Based Vesting Provisions
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	2.20%	2.70%	2.00%
Volatility	82.60%	85.90%	82.20%
Dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	5 years 10 months 24 days	6 years 1 month 6 days	6 years 1 month 6 days
Grant date fair value per share	$ 5.31	$ 8.12	$ 10.39
Performance-Based Vesting Provisions
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate			2.10%
Volatility			75.90%
Dividend yield			0.00%
Expected term (in years)			6 years 3 months 18 days
Grant date fair value per share			$ 6.73
Shares Reserved for Issuance Under the ESPP
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	2.60%	2.50%	1.20%
Volatility	71.60%	78.10%	69.80%
Dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	6 months	1 year 1 month 6 days	1 year 3 months 18 days
Grant date fair value per share	$ 4.44	$ 5.02	$ 4.61